10-Q Goodwill and other intangible assets - Changes in the carrying amount (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at beginning of period	$ 274,540	$ 276,426	$ 226,003
Goodwill acquired during the year	0	238	50,640
Measurement period adjustments	(62)	(2,124)	(217)
Balance at end of period	274,478	274,540	276,426
Pacific
Goodwill [Roll Forward]
Balance at beginning of period	38,339	38,101	38,101
Goodwill acquired during the year	0	238	0
Measurement period adjustments	(62)	0	0
Balance at end of period	38,277	38,339	38,101
Northwest
Goodwill [Roll Forward]
Balance at beginning of period	90,978	93,102	42,462
Goodwill acquired during the year	0	0	50,640
Measurement period adjustments	0	(2,124)	0
Balance at end of period	90,978	90,978	93,102
Mountain
Goodwill [Roll Forward]
Balance at beginning of period	26,816	26,816	27,033
Goodwill acquired during the year	0	0	0
Measurement period adjustments	0	0	(217)
Balance at end of period	26,816	26,816	26,816
North Central
Goodwill [Roll Forward]
Balance at beginning of period	75,879	75,879	75,879
Goodwill acquired during the year	0	0	0
Measurement period adjustments	0	0	0
Balance at end of period	75,879	75,879	75,879
All Other
Goodwill [Roll Forward]
Balance at beginning of period	42,528	42,528	42,528
Goodwill acquired during the year	0	0	0
Measurement period adjustments	0	0	0
Balance at end of period	$ 42,528	$ 42,528	$ 42,528